THE RIVERFRONT FUNDS
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SUPPLEMENT TO THE COMBINED  PROSPECTUS AND SAI FOR THE RIVERFRONT  FUNDS AND THE
PROSPECTUS FOR THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND DATED APRIL 30, 2003.

Effective February 8, 2004 the Trust, The Riverfront Funds, will change its name to The Provident Riverfront Funds.


                                                               February 10, 2004




Edgewood Services, Inc. (Distributor)

Cusip 768709842
Cusip 768709834
Cusip 768709602
Cusip 768709701
Cusip 768709867
Cusip 768709859
Cusip 768709404
Cusip 768709800
Cusip 768709305
Cusip 768709875
Cusip 768709107
Cusip 768709826


30092 (2/04)